Fair Value Measurements - Outstanding senior secured term loans (Details) - USD ($) $ in Millions	Mar. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Senior secured initial term loans | Carrying amount
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Outstanding senior secured term loans		$ 236	$ 237
Senior secured initial term loans | Fair value
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Outstanding senior secured term loans		233	$ 231
Senior secured new tranche B-3 term loans | Carrying amount
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Outstanding senior secured term loans		787
Senior secured new tranche B-3 term loans | Fair value
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Outstanding senior secured term loans		800
Level 2 | Senior secured initial term loans | Carrying amount
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Outstanding senior secured term loans	$ 235	236
Level 2 | Senior secured initial term loans | Fair value
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Outstanding senior secured term loans	226	233
Level 3 | Senior secured new tranche B-3 term loans | Carrying amount
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Outstanding senior secured term loans	788	787
Level 3 | Senior secured new tranche B-3 term loans | Fair value
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Outstanding senior secured term loans	$ 767	$ 800